Organization, Use of Estimates and Basis of Presentation (Details 1) - shares	9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Total common stock equivalents	4,322,411	2,259,723	4,113,842	2,218,975
Stock options [Member]
Total common stock equivalents	2,212,571	1,999,167
Warrants [Member]
Total common stock equivalents	2,109,840	260,556